Loans and financing - Movement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and financing
Balance at beginning of the year	R$ 1,831,327	R$ 311,119	R$ 98,561
Additions, net of costs	1,188,980	1,578,298	498,434
Business combination		210	8,836
Interest expense	247,834	57,245	19,862
Interest paid	(164,536)	(20,275)	(13,423)
Payment of loans and financing	(1,120,024)	(109,815)	(301,151)
Exchange rate variation	(46,752)	14,545
Balance at end of year	R$ 1,936,829	R$ 1,831,327	R$ 311,119